Goodwill and Intangible Assets - Summary of Amortization Expense from Continuing Operations Relating to Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Expected Amortization Expense [Line Items]
Amortization expense	$ 11,262	$ 12,147	$ 8,777